Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2021	December 31, 2020
Property and equipment
Buildings and improvements	$1,188,006	$1,160,259
Computer and office equipment	446,033	21,122
Revenue equipment – trucking	16,107,826	8,516,665
Revenue equipment – car rental	9,980,931	-
Subtotal	27,722,796	9,698,046
Less: accumulated depreciation	(15,498,214)	(6,249,937)
Property and equipment, net	$12,224,582	$3,448,109

Revenue equipment under capital leases

The Company leased its revenue equipment from third parties with terms of approximately 24 to 36 months and account for as a capital lease. As of December 31, 2021, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $10,232,895 and $8,293,722, respectively. As of December 31, 2020, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $149,333 and $43,079, respectively.

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 was $1,438,310, $1,521,234 and $1,365,945, respectively. For the years ended December 31, 2021, the Company disposed revenue equipment with cost of $1,047,024 and accumulated depreciation of $896,879 for proceeds of $175,215 resulting in disposal gain of $25,070. For the year ended December 31, 2020, the Company disposed revenue equipment with cost of $1,077,794 and accumulated depreciation of $1,018,480 for proceeds of $77,075 resulting in disposal gain of $17,761.